UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
 (Exact name of registrant as specified in charter)

2545 S. Kelly Avenue
Suite C
Edmond, OK 73013
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30, 2013

Date of reporting period: November 30, 2013

Item 1.	Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST

Forensic Accounting ETF

Annual Report

November 30, 2013

Exchange Traded Concepts
Forensic Accounting ETF
Table of Contents

Management Discussion of Fund Performance	2
Schedule of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	20
Trustees and Officers of the Trust	21
Disclosure of Fund Expenses	24
Supplemental Information	25

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-545-FLAG; and (ii) on the Commission’s website at http://www.sec.gov.

Exchange Traded Concepts
Forensic Accounting ETF
Management Discussion of Fund Performance

November 30, 2013

Forensic Accounting Exchange Traded Fund

Dear Shareholders,

I would like to start by thanking you for your investment in the Forensic Accounting ETF (“FLAG” or the “Fund”). This is the Annual Report to Shareholders which covers the period from the Fund’s inception on January 30, 2013 through the Fund’s fiscal year-end of November 30, 2013.

We have been very pleased with the performance of the Fund and its index, the DelVecchio Earnings Quality Index, since inception. While the markets during this time period provided a good environment in which to invest, the Fund has outperformed the broad markets as measured by the S&P 500 Index by a wide margin. From inception to the end of November 2013, the FLAG market price return was 24.60% compared with its underlying index return of 25.00% while a broad market index, the S&P 500, returned 22.45%.

The Fund’s performance is attributable to several individual stocks which had outsized returns. This year has provided a great example of what the index does: IBM is a stock that is very widely held and is typically a large holding in many U.S. large cap broad stock market indices. The DelVecchio Earnings Quality Index does not hold IBM, however, because of several key accounting factors that caused it be excluded. For instance, a big driver of earnings growth for IBM has been defensive in nature. The company has reduced staff, cut costs through their P&L and driven earnings growth through lower than expected tax rates and share buybacks. For all of the reasons above, and others, IBM showed a “red flag”, or warning signal, about the company’s health and was not included in the index and therefore the Fund. While the broad markets were up this year, IBM has seen a decline of about 6.20%

The individual stock that contributed most to the Fund’s return was First Solar (FSLR). First Solar returned 121% during the period which accounted for 42 basis points of return of the Fund. Conversely, JC Penney (JCP) was the laggard in the Fund during this period with a decline of 49%. This was the result of lower than expected sales growth and the overall loss in market share to its competitors. This loss resulted in 14.7 basis points in return coming out of the Fund.

Thank you again for the confidence you have placed in us and for the opportunity to manage your assets in the Fund.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Investing involves risk, including the possible loss of principal. The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended.

Exchange Traded Concepts
Forensic Accounting ETF
Management Discussion of Fund Performance

November 30, 2013 (Continued)

The DelVecchio Earnings Quality Index is designed to measure the performance of U.S. large capitalization companies. From a universe of the 500 largest U.S. capitalization companies, the index methodology ranks and then selects companies based off a forensic accounting analysis focused on “earnings quality.” Companies ranked lowest in earnings quality are not included in the index. Companies ranked the highest in earnings quality receive a weighting of 40% of the index. Rank B, C, D earnings quality companies receive a 20% weighting in the index respectively.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

Exchange Traded Concepts
Forensic Accounting ETF
Management Discussion of Fund Performance

November 30, 2013 (Concluded)

Growth of a $10,000 Investment‡
(at Net Asset Value)‡

	TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2013
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Forensic Accounting ETF	24.64%	24.60%‡
Del Vecchio Earnings Quality Index®	25.00%‡	25.00%‡

*	Fund commenced operations on January 30, 2013.
‡	Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Please visit www.flagetf.com or call 1-855-545-FLAG for most recent month end performance and expenses.

There are no assurances that the Fund or index will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

Exchange Traded Concepts
Forensic Accounting ETF
Schedule of Investments

November 30, 2013

Description	Shares	Market Value
COMMON STOCK — 99.4%
Consumer Discretionary — 15.5%
Abercrombie & Fitch, Cl A	938	$32,155
AutoNation*	329	16,134
AutoZone*	43	19,849
Bed Bath & Beyond*	228	17,791
Best Buy	917	37,184
BorgWarner	171	18,326
Cablevision Systems, Cl A	2,052	34,412
Carnival, Cl A	512	18,488
CBS, Cl B	314	18,388
Coach	322	18,644
Comcast, Cl A	402	20,048
Darden Restaurants	378	20,159
DIRECTV*	580	38,344
Dollar General*	302	17,196
Expedia	336	21,400
Ford Motor	1,013	17,302
GameStop, Cl A	686	33,100
Gannett	1,359	36,775
Gap	429	17,576
General Motors*	936	36,251
Genuine Parts	220	18,225
Goodyear Tire & Rubber	1,541	34,303
Graham Holdings*	63	42,430
H&R Block	656	18,296

Description	Shares	Market Value
Hasbro	363	$19,536
Home Depot	230	18,554
International Game Technology	841	14,709
JC Penney*	290	2,955
Johnson Controls	407	20,557
Kohl's	674	37,259
L Brands	293	19,042
Las Vegas Sands	264	18,924
Leggett & Platt	573	17,310
Lowe's	364	17,283
Macy's	808	43,034
Marriott International, Cl A	404	18,996
Mattel	410	18,971
McDonald's	177	17,234
MGM Resorts International*	870	16,695
Newell Rubbermaid	631	19,151
News, Cl A*	1,041	18,696
Nordstrom	622	38,695
Omnicom Group	272	19,434
O'Reilly Automotive*	164	20,493
PetSmart	235	17,416
PulteGroup	1,027	19,267
Ralph Lauren, Cl A	111	19,450
Ross Stores	241	18,427
Scripps Networks Interactive, Cl A	227	16,932
Staples	2,367	36,760
Starwood Hotels & Resorts Worldwide	258	19,216
Target	550	35,161
Time Warner	277	18,202
Time Warner Cable	315	43,539
TJX	313	19,681
Urban Outfitters*	471	18,378
VF	112	26,273
Viacom, Cl B	211	16,916
Walt Disney	272	19,187
Whirlpool	142	21,692
Wyndham Worldwide	280	20,079
Wynn Resorts	112	18,577
Yum! Brands	248	19,265
		1,444,722
Consumer Staples — 7.3%
Altria Group	500	18,490
Archer-Daniels-Midland	950	38,237
Avon Products	830	14,799
Campbell Soup	424	16,422
Clorox	210	19,566
Coca-Cola	455	18,286

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Forensic Accounting ETF
Schedule of Investments

November 30, 2013 (Continued)

Description	Shares	Market Value
Coca-Cola Enterprises	435	$18,244
Colgate-Palmolive	288	18,953
ConAgra Foods	572	18,870
Costco Wholesale	152	19,065
CVS Caremark	302	20,222
Dr Pepper Snapple Group	387	18,677
General Mills	360	18,155
Hershey	188	18,215
JM Smucker	162	16,887
Kellogg	292	17,707
Kimberly-Clark	186	20,304
Kraft Foods Group	331	17,583
Kroger	858	35,822
Lorillard	387	19,864
McCormick	257	17,733
Mead Johnson Nutrition, Cl A	225	19,015
Molson Coors Brewing, Cl B	349	18,382
Mondelez International, Cl A	542	18,173
PepsiCo	217	18,328
Philip Morris International	200	17,108
Procter & Gamble	223	18,781
Reynolds American	353	17,809
Safeway	1,087	38,012
Sysco	542	18,228
Tyson Foods, Cl A	1,200	38,028
Walgreen	317	18,766
Wal-Mart Stores	232	18,794
		681,525
Energy — 9.3%
Anadarko Petroleum	189	16,787
Apache	202	18,481
Baker Hughes	355	20,221
Chesapeake Energy	665	17,869
Chevron	167	20,448
ConocoPhillips	500	36,400
CONSOL Energy	516	18,359
Denbury Resources*	1,970	32,860
Devon Energy	294	17,822
Diamond Offshore Drilling	565	33,928
EOG Resources	127	20,955
Exxon Mobil	201	18,790
Halliburton	358	18,860
Helmerich & Payne	511	39,347
Hess	219	17,767
HollyFrontier	826	39,632
Marathon Oil	494	17,804
Marathon Petroleum	543	44,928

Description	Shares	Market Value
Murphy Oil	571	$37,075
National Oilwell Varco	223	18,174
Newfield Exploration*	633	17,787
Noble Energy	259	18,192
Occidental Petroleum	189	17,947
Oil States International*	341	34,901
Patterson-UTI Energy	811	18,904
Peabody Energy	1,965	35,763
Phillips 66	607	42,253
QEP Resources	626	20,045
Rowan, Cl A*	472	16,341
Schlumberger	200	17,684
Southwestern Energy*	473	18,286
Superior Energy Services*	686	17,479
Tesoro	389	22,807
Valero Energy	1,020	46,634
WPX Energy*	936	17,400
		868,930
Financials — 18.3%
Aflac	569	37,764
Allstate	340	18,452
American Express	230	19,734
American Financial Group	654	37,710
American International Group	356	17,711
Ameriprise Financial	193	20,892
Apartment Investment & Management, Cl A‡	623	15,644
Assurant	638	41,432
Bank of America	2,495	39,471
Bank of New York Mellon	581	19,580
BB&T	1,039	36,095
Berkshire Hathaway, Cl B*	174	20,276
BlackRock, Cl A	65	19,679
Capital One Financial	512	36,675
CBRE Group, Cl A*	754	18,277
Chubb	197	19,001
Cincinnati Financial	373	19,549
Citigroup	718	37,997
CME Group, Cl A	234	19,176
Comerica	445	20,181
Discover Financial Services	345	18,388
E*TRADE Financial*	1,055	18,905
Fifth Third Bancorp	1,950	39,624
First Niagara Financial Group	1,720	19,161
Franklin Resources	346	19,165
Genworth Financial, Cl A*	1,424	21,517
Goldman Sachs Group	132	22,300
Hartford Financial Services Group	555	19,775

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Forensic Accounting ETF
Schedule of Investments

November 30, 2013 (Continued)

Description	Shares	Market Value
Host Hotels & Resorts‡	980	$18,042
Hudson City Bancorp	1,959	18,297
Huntington Bancshares	4,258	39,088
Invesco	545	18,993
JPMorgan Chase	694	39,711
KeyCorp	3,084	39,321
Legg Mason	1,033	40,401
Leucadia National	647	18,543
Lincoln National	417	21,405
Loews	372	17,614
McGraw Hill Financial	266	19,817
MetLife	746	38,934
Moody's	252	18,807
Morgan Stanley	1,291	40,408
NASDAQ OMX Group	543	21,334
Northern Trust	318	18,759
Old Republic International	1,157	19,900
People's United Financial	1,227	18,577
PNC Financial Services Group	242	18,622
Principal Financial Group	404	20,454
Progressive	647	18,071
Protective Life	412	19,768
Prudential Financial	450	39,942
Raymond James Financial	829	39,941
Regions Financial	3,833	37,295
Reinsurance Group of America, Cl A	526	39,439
Simon Property Group‡	117	17,532
SLM	700	18,655
State Street	265	19,242
SunTrust Banks	541	19,600
Torchmark	243	18,468
Travelers	410	37,203
Unum Group	1,150	38,605
US Bancorp	953	37,377
Ventas‡	281	15,969
Vornado Realty Trust‡	205	18,026
Wells Fargo	844	37,153
Zions Bancorporation	1,277	37,454
		1,710,898
Health Care — 10.0%
Abbott Laboratories	514	19,630
AbbVie	383	18,556
Aetna	274	18,887
Agilent Technologies	339	18,160
Allergan	190	18,440
AmerisourceBergen, Cl A	288	20,313
Amgen	153	17,454

Description	Shares	Market Value
Baxter International	249	$17,044
Becton Dickinson	172	18,678
Boston Scientific*	1,530	17,717
Bristol-Myers Squibb	375	19,268
Cardinal Health	670	43,282
CareFusion*	470	18,730
Cigna	225	19,676
Community Health Systems*	442	18,232
CR Bard	176	24,443
DaVita HealthCare Partners*	303	18,044
DENTSPLY International	391	18,596
Edwards Lifesciences*	253	16,579
Eli Lilly	331	16,623
Endo Health Solutions*	769	51,669
Express Scripts Holding*	287	19,329
Hospira*	436	17,139
Humana	181	18,822
Johnson & Johnson	200	18,932
Laboratory Corp of America Holdings*	175	17,824
Life Technologies*	231	17,487
McKesson	275	45,620
Medtronic	329	18,858
Merck	368	18,337
Mylan*	459	20,256
Omnicare	640	36,659
Patterson	434	18,007
Pfizer	611	19,387
Quest Diagnostics	564	34,370
St. Jude Medical	322	18,811
Stryker	251	18,679
Tenet Healthcare*	431	18,598
Thermo Fisher Scientific	194	19,565
UnitedHealth Group	240	17,875
Varian Medical Systems*	228	17,795
WellPoint	418	38,824
Zimmer Holdings	205	18,739
		939,934
Industrials — 12.4%
3M	149	19,893
ADT	825	33,462
AECOM Technology*	567	16,477
AGCO	574	33,453
BE Aerospace*	241	20,967
Boeing	147	19,735
Cintas	343	19,036
CSX	674	18,380
Cummins	156	20,648

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Forensic Accounting ETF
Schedule of Investments

November 30, 2013 (Continued)

Description	Shares	Market Value
Danaher	258	$19,298
Deere	208	17,522
Delta Air Lines	734	21,271
Dover	191	17,331
Dun & Bradstreet	169	19,748
Emerson Electric	270	18,087
FedEx	177	24,550
Fluor	492	38,283
General Dynamics	199	18,240
General Electric	721	19,222
Illinois Tool Works	225	17,906
Iron Mountain	606	17,041
Jacobs Engineering Group*	298	17,811
JB Hunt Transport Services	242	18,196
Joy Global	330	18,665
L-3 Communications Holdings, Cl 3	371	38,384
Lockheed Martin	142	20,117
Masco	806	18,071
Nielsen Holdings	479	20,673
Norfolk Southern	223	19,555
Northrop Grumman	366	41,241
Oshkosh	363	17,696
PACCAR	311	17,824
Pall	227	19,000
Parker Hannifin	167	19,679
Pitney Bowes	1,939	44,927
Quanta Services*	632	18,714
Raytheon	223	19,775
Republic Services, Cl A	514	17,944
Robert Half International	452	17,461
Rockwell Automation	163	18,514
Rockwell Collins	253	18,401
Ryder System	591	41,276
Snap-on	172	18,258
Southwest Airlines	2,384	44,319
Stanley Black & Decker	193	15,708
Textron	614	20,403
Union Pacific	111	17,986
United Parcel Service, Cl B	192	19,657
United Technologies	163	18,070
URS	318	16,526
Waste Management	415	18,957
WW Grainger	69	17,796
Xylem	638	22,049
		1,164,203
Information Technology — 10.8%
Alliance Data Systems*	88	21,319

Description	Shares	Market Value
Analog Devices	368	$17,745
Apple	38	21,131
Applied Materials	1,004	17,369
Autodesk*	427	19,322
Avnet	850	33,915
Broadcom, Cl A	657	17,535
CA	579	19,107
Cisco Systems	728	15,470
Computer Sciences	675	35,518
Corning	1,177	20,103
Electronic Arts*	661	14,661
EMC	674	16,075
Facebook, Cl A*	359	16,877
Fidelity National Information Services	374	18,954
First Solar*	897	53,659
FLIR Systems	556	16,496
Harris	604	38,964
Hewlett-Packard	1,654	45,237
Intel	1,478	35,235
Jabil Circuit	1,503	30,466
JDS Uniphase*	1,195	14,507
KLA-Tencor	284	18,139
Lam Research*	343	17,874
LSI	2,245	18,117
Maxim Integrated Products	585	16,661
Micron Technology*	1,022	21,564
Microsoft	540	20,590
Molex	453	17,504
Motorola Solutions	291	19,171
NetApp	407	16,789
NVIDIA	2,236	34,882
Oracle	515	18,174
SanDisk	292	19,900
Symantec	707	15,901
Teradata*	295	13,464
Teradyne*	1,061	18,069
Texas Instruments	427	18,361
Total System Services	599	18,599
VeriSign*	339	19,275
VMware, Cl A*	211	17,013
Western Digital	540	40,521
Western Union	1,873	31,223
Xerox	3,381	38,476
		1,009,932
Materials — 6.4%
Airgas	168	18,250
Alcoa	4,244	40,785

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Forensic Accounting ETF
Schedule of Investments

November 30, 2013 (Concluded)

Description	Shares	Market Value
Allegheny Technologies	572	$19,002
Avery Dennison	801	39,169
Ball	384	19,192
Bemis	892	34,815
CF Industries Holdings	169	36,737
Cliffs Natural Resources	1,619	40,491
Dow Chemical	447	17,460
Eastman Chemical	227	17,486
EI du Pont de Nemours	294	18,046
Freeport-McMoRan Copper & Gold	521	18,074
International Paper	746	34,801
LyondellBasell Industries, Cl A	483	37,278
MeadWestvaco	453	15,905
Mosaic	394	18,872
Newmont Mining	1,257	31,211
Nucor	350	17,871
Owens-Illinois*	569	18,777
PPG Industries	113	20,799
Praxair	147	18,560
Sealed Air	643	20,646
United States Steel	1,688	45,255
		599,482
Telecommunication Services — 1.0%
AT&T	1,029	36,231
Telephone & Data Systems	595	16,547
Verizon Communications	742	36,818
		89,596
Utilities — 8.4%
AES	2,587	37,693
AGL Resources	377	17,545
Ameren	995	35,671
American Electric Power	397	18,683
CenterPoint Energy	730	17,104
CMS Energy	659	17,490
Consolidated Edison	312	17,225
Dominion Resources	278	18,045
DTE Energy	262	17,486
Duke Energy	260	18,190
Edison International	751	34,704
Entergy	551	34,101
Exelon	1,158	31,162
FirstEnergy	941	30,705
Great Plains Energy	780	18,517
Integrys Energy Group	312	16,767
NextEra Energy	218	18,441
NiSource	571	18,055
Northeast Utilities	423	17,377

Description	Shares/Face Amount	Market Value
NRG Energy	631	$16,696
NV Energy	1,490	35,238
ONEOK	323	18,757
Pepco Holdings	941	17,954
PG&E	839	33,870
Pinnacle West Capital	634	33,830
PPL	571	17,535
Public Service Enterprise Group	520	16,999
SCANA	373	17,594
Sempra Energy	200	17,688
Southern	419	17,024
TECO Energy	2,075	35,358
UGI	444	17,875
Westar Energy, Cl A	564	17,687
Wisconsin Energy	427	17,836
Xcel Energy	625	17,513
		784,415
Total Common Stock
(Cost $8,316,207)		9,293,637

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.03%, 12/02/13 (Cost $28,139)	$28,139	28,139

Total Investments - 99.7%
(Cost $8,344,346)		$9,321,776

Percentages are based on Net Assets of $9,346,935.

*	Non-income producing security.

‡	Real Estate Investment Trust

Cl — Class

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,293,637	$—	$—	$9,293,637
Time Deposit	—	28,139	—	28,139
Total Investments in Securities	$9,293,637	$28,139	$—	$9,321,776

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Forensic Accounting ETF
Statement of Assets and Liabilities

November 30, 2013

Assets:
Investments at Cost	$8,344,346
Investments at Fair Value	$9,321,776
Dividends Receivable	18,383
Receivable for Investment Securities Sold	12,494
Total Assets	9,352,653

Liabilities:
Advisory Fee Payable	5,718
Total Liabilities	5,718

Net Assets	$9,346,935

Net Assets Consist of:
Paid-in Capital	$7,703,767
Accumulated Undistributed Net Investment Income	78,446
Accumulated Undistributed Net Realized Gain on Investments	587,292
Net Unrealized Appreciation on Investments	977,430
Net Assets	$9,346,935

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	300,000
Net Asset Value, Offering and Redemption Price Per Share	$31.16

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Forensic Accounting ETF
Statement of Operations

For the period ended November 30, 2013 (1)

Investment Income:
Dividend Income	$129,916
Less: Foreign Taxes Withheld	(46)
Total Investment Income	129,870

Expenses:
Advisory Fees	52,086
Total Expenses	52,086

Net Investment Income	77,784

Net Realized and Unrealized Gains on Investments
Net Realized Gain on Investments	602,721
Net Change in Unrealized Appreciation on Investments	977,430
Net Realized and Unrealized Gain on Investments	1,580,151

Net Increase in Net Assets Resulting from Operations	$1,657,935

(1)	The Fund commenced operations on January 30, 2013.

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Forensic Accounting ETF
Statement of Changes in Net Assets

For the period ended November 30, 2013 (1)

Operations:
Net Investment Income	$77,784
Net Realized Gain on Investments	602,721
Net Change in Unrealized Appreciation on Investments	977,430
Net Increase in Net Assets Resulting from Operations	1,657,935

Capital Share Transactions:
Issued In-Kind	10,441,000
Redeemed In-Kind	(2,752,000)
Increase in Net Assets from Capital Share Transactions	7,689,000

Total Increase in Net Assets	9,346,935

Net Assets:
Beginning of Period	—
End of Period (Includes Accumulated Undistributed Net Investment Income of $78,446)	$9,346,935

Share Transactions:
Issued In-Kind	400,000
Redeemed In-Kind	(100,000)
Net Increase in Shares Outstanding from Share Transactions	300,000

(1)	The Fund commenced operations on January 30, 2013.

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Forensic Accounting ETF
Financial Highlights

For the period ended November 30, 2013

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(1),(2)
2013(3)	$25.00	$0.30	$5.86	$6.16	$—	$—	$—	$31.16	24.64%	$9,347	0.85	%(4)	1.27	%(4)	154%

*	Per share data calculated using average shares method.

(1)
Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

(3)	The Fund commenced operations on January 30, 2013.

(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Forensic Accounting ETF
Notes to the Financial Statements

November 30, 2013

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with six investment portfolios. The financial statements herein are those of the Forensic Accounting ETF (the “Fund”). The Fund seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the DelVecchio Earnings Quality Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Index Management Solutions, LLC (the “Sub-Adviser”), is a wholly-owned subsidiary of VTL Associates, LLC and serves as the sub-adviser to the Fund. The Fund commenced operations on January 30, 2013.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in Share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to the Fund to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Exchange Traded Concepts
Forensic Accounting ETF
Notes to the Financial Statements

November 30, 2013 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued) — Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period of January 30, 2013 (commencement of operations) through November 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs and are disclosed by investment type on the Schedule of Investments.

For the period of January 30, 2013 (commencement of operations) through November 30, 2013, there have been no significant changes to the Fund’s fair valuation methodologies.

Exchange Traded Concepts
Forensic Accounting ETF
Notes to the Financial Statements

November 30, 2013 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of November 30, 2013, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The tax year since inception remains open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns as of and for the period ended November 30, 2013.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Withholding tax on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income and any net realized capital gains to investors annually. All distributions are recorded on ex-dividend date.

Creation Units — Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $1,600 per Creation Unit to the Adviser. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,600 to the Adviser. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown at November 30, 2013:

	Creation Unit Shares	Creation Fee	Value	Redemption Fee
Forensic Accounting ETF	50,000	$1,600	$1,558,000	$1,600

Exchange Traded Concepts
Forensic Accounting ETF
Notes to the Financial Statements

November 30, 2013 (Continued)

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”). A trustee and officer of the Fund is an officer of the Adviser.

Sub-Advisory Agreement

Index Management Solutions, LLC, or the Sub-Adviser, is a wholly-owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, Philadelphia, PA 19103. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees. Under a Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.045% on the average daily net assets of the Fund, subject to a $10,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period of January 30, 2013 (commencement of operations) through November 30, 2013, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s custodian and transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees. Certain officers of the Fund are members of management and/or employees of the Administrator.

Exchange Traded Concepts
Forensic Accounting ETF
Notes to the Financial Statements

November 30, 2013 (Continued)

4. INVESTMENT TRANSACTIONS

For the period ended November 30, 2013, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Forensic Accounting ETF(1)	$11,379,613	$11,346,410

(1) The Fund commenced operations on January 30, 2013.

For the period ended November 30, 2013, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
Forensic Accounting ETF(1)	$10,393,582	$2,748,606	$14,767

(1)	The Fund commenced operations on January 30, 2013.

There were no purchases or sales of long-term U.S. Government securities by the Fund.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to REIT adjustments and redemptions in-kind have been reclassified to/from the following accounts as of November 30, 2013:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in-Capital
Forensic Accounting ETF	$662	$(15,429)	$14,767

These reclassifications have no impact on net assets or net asset value per share.

As of November 30, 2013, the components of Distributable Earnings on a tax basis were as follows:

Forensic Accounting ETF
Undistributed Ordinary Income	$708,574
Post-October Losses	(1,540)
Unrealized Appreciation	936,134
Total Distributable Earnings	$1,643,168

Exchange Traded Concepts
Forensic Accounting ETF
Notes to the Financial Statements

November 30, 2013 (Concluded)

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at November 30, 2013, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Forensic Accounting ETF	$8,385,642	$1,078,249	$(142,115)	$936,134

6. RISKS OF INVESTING IN THE FUND

The Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a particular industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s net assets were invested in a wider variety of industries.

Under normal circumstances, the Fund intends to invest at least 80% of its total assets in the Index, which is comprised of U.S. large capitalization securities which have been selected and ranked according to their “earnings quality”. These securities are subject to certain risks, such as large capitalization risk, REIT risk and market risk associated with investing in the securities comprising the Index.

7. OTHER

At November 30, 2013, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

At the January 9, 2014 meeting of the Board of Trustees of the Trust, the Board approved a change to the frequency with which the Fund distributes net investment income from annually to quarterly. Assuming the Fund has net investment income to distribute, the Fund expects to distribute its first quarterly dividend on or around March 31, 2014.

Exchange Traded Concepts
Forensic Accounting ETF
Report of Independent Registered Public Accounting Firm

November 30, 2013

To the Shareholders of Forensic Accounting ETF and
Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Forensic Accounting ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of November 30, 2013, and the related statements of operations and changes in net assets, and the financial highlights for the period January 30, 2013 (commencement of operations) through November 30, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Forensic Accounting ETF as of November 30, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the period January 30, 2013 (commencement of operations) through November 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
January 28, 2014

Exchange Traded Concepts
Forensic Accounting ETF
Trustees and Officers of the Trust

November 30, 2013 (Unaudited)

The following chart lists Trustees and Officers as of November 30, 2013.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-796-3863.

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (34 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to 2011 – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 - present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Traded Concepts Trust II 2012 to present - President	6	ETF Series Solutions (1) - Trustee
Independent Trustees
Gary L. French c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (62 years old)	Trustee	Since 2011	State Street Bank, US Investor Services – Fund Administration 2002 to 2010 – Senior Vice President	6	Exchange Traded Concepts Trust II - Trustee

Exchange Traded Concepts
Forensic Accounting ETF
Trustees and Officers of the Trust

November 30, 2013 (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
David M. Mahle c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (70 years old)	Trustee	Since 2011	Jones Day 2012 to Present – Consultant; Jones Day 2008 to 2011 – Of Counsel; Jones Day 1988 to 2008 - Partner	6	Exchange Traded Concepts Trust II - Trustee
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (63 years old)	Trustee	Since 2012	Oppenheimer Funds Inc. 2007 to 2009 - President	6	New Mountain Finance Corp.; Exchange Traded Concepts Trust II - Trustee
Mark Zurack c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (57 years old)	Trustee	Since 2011	Columbia Business School 2002 to Present - Professor	6	None

Exchange Traded Concepts
Forensic Accounting ETF
Trustees and Officers of the Trust

November 30, 2013 (Unaudited) (Concluded)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (34 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)
T.S. Phillips Investments, Inc., 2004-Present; 2000 to 2011 – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 - present – President Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Traded Concepts Trust II 2012 to present – President
ETF Series Solutions (1) - Trustee
Richard Hogan c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (52 years old)	Treasurer and Secretary	Since 2011	Managing Member, Yorkville ETF Advisors 2011 to Present - Private Investor, 2002 to 2011	Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Traded Concepts Trust II - Trustee
Peter Rodriguez c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (51 years old)	Assistant Treasurer	Since 2011
Director, Fund Accounting, SEI Investments Global Funds Services, 2011 to present, 1997 to 2005; Director, Mutual Fund Trading, SEI Private Trust Company, 2009 to 2011; Director, Asset Data Services, Global Wealth Services, 2006 to 2009; Director, Portfolio Accounting, SEI Investments Global Fund Services, 2005 to 2006
None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (45 years old)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present, Manager, Fund Accounting 1999 to 2004.	None
Carolyn Mead c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (56 years old)	Assistant Secretary	Since 2009	Counsel, SEI Investments, 2007 to Present	None

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

Exchange Traded Concepts
Forensic Accounting ETF
Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/13	Ending Account Value 11/30/13	Annualized Expense Ratios	Expenses Paid During Period(1)
Forensic Accounting ETF
Actual Fund Return	$1,000.00	$1,124.90	0.85%	$4.53
Hypothetical 5% Return	$1,000.00	$1,013.87	0.85%	$4.29

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period shown).

Exchange Traded Concepts
Forensic Accounting ETF
Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.flagetf.com.

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Sub-Adviser:
Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

IDS-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Gary French is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal year 2012  and 2013 as follows:

		Fiscal 2013			Fiscal 2012
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$62,500	$0	N/A	$24,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	N/A	$0	$0	N/A
(c)	Tax Fees	$3,000	$0	N/A	$0	$0	N/A
(d)	All Other Fees	$4,985	$0	N/A	$0	$1,000	N/A

(e)(1)
The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2013	Fiscal 2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not Applicable.

(g)	The aggregate non-audit fees and services billed by Cohen for the fiscal year 2013 were $7,985 and for the fiscal year 2012 were $1,000.

(h)
During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.  The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 6, 2014

By	/s/ Richard Hogan
Richard Hogan, Treasurer and Secretary

Date: February 6, 2014